Summary of Significant Accounting Policies (Details) ¥ in Millions				6 Months Ended		12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)	Mar. 03, 2011
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange translation rate (in Dollars)				$ 7.8
Number of supplier				1
Total purchase, percentage				14.73%	10.00%
Collected amount (in Dollars)							$ 6,000,000
Prepayments and other current assets (in Dollars)				$ 15,329,511		$ 16,428,779
Allowance for doubtful accounts (in Dollars)
Consideration amount	$ 360,839	¥ 2.5
Investment loss (in Dollars)				$ 1,632
Current vat rate percentage				13.00%
Advertising expenses (in Dollars)				$ 8,275	7,603
Research and development expense (in Dollars)				$ 1,460,376	$ 1,642,204
Tax benefit percentage				50.00%
Total revenues and assets percentage				99.10%	99.10%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				180 days
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms				90 days
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2	2
Revenue [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				18.18%	32.53%
Revenue [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				10.01%	11.25%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				2		2
Total revenue rate				30.92%
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate				21.31%		27.73%
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue rate						13.14%
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other investments (in Yuan Renminbi) | ¥			¥ 40.0
Zhongxiangxin [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest rate			25.00%
Investment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest	5.00%	5.00%						12.00%